Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
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Cash and Cash Equivalents
7.	CASH AND CASH EQUIVALENTS

	December 31, 2020	December 31, 2021
	NT$	NT$
	(In Millions)	(In Millions)
Cash and deposits in banks	$653,580.6	$1,058,808.1
Repurchase agreements	1,750.4	5,275.3
Government bonds	3,716.1	906.8
Commercial paper	1,123.5	—

	$660,170.6	$1,064,990.2

Deposits in banks consisted of highly liquid time deposits that were readily convertible to known amounts of cash and were subject to an insignificant risk of changes in value.